Intangible Assets - Schedule of Amortization Expense for the Periods (Details) - BigToken Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Directly identifiable as BIGToken's	$ 385,000	$ 240,000	$ 348,000	$ 143,000
Allocated from SRAX, Inc.	290,000	340,000	510,000	210,000
Amortization expense	$ 385,000	$ 240,000	$ 348,000	$ 143,000